UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-2853

Name of Fund:  Legg Mason Cash Reserve Trust
Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
         Richard M. Wachterman, Esq.
         Legg Mason Wood Walker, Incorporated
         100 Light Street
         Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  August 31, 2004

Date of reporting period:  February 29, 2004

Item 1 - Report to Shareholders

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS

TO OUR SHAREHOLDERS,

  The Legg Mason Cash Reserve Trust now has $2.2 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

  As this letter is written on March 29, 2004, the Trust's annualized yield for the past 7 days is 0.39%(A). The average weighted maturity of our portfolio is 50 days.

  A complete listing of the Trust's portfolio holdings at February 29, 2004, appears in this report. Categorized by type, the holdings consist of:

Asset-backed securities                                       0.6%
Bonds and medium-term notes                                   7.6%
Certificates of deposit                                       1.1%
Commercial paper                                              5.2%
Government agency obligations                                75.9%
Repurchase agreements                                         7.5%
Other                                                         2.1%
                                                            ------
                                                            100.0%
                                                            ======

  Note that 75.9% of the portfolio was invested in government agency securities and an additional 7.5% in repurchase agreements fully secured by such securities. Although most of these government agency securities are not backed by the full faith and credit of the U.S. government, all carry the highest quality ratings of the Standard & Poor's and Moody's rating services.

---------------

(A) The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

2 SEMI-ANNUAL REPORT TO SHAREHOLDERS

  You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                         Legg Mason Cash Reserve Trust

                                 P.O. Box 1476

                         Baltimore, Maryland 21203-1476

  Please include your account number on any checks you send to us.

       Sincerely,


         /s/ JOHN F. CURLEY, JR.           /S/ MARK R. FETTING
         John F. Curley, Jr.               Mark R. Fetting
         Chairman                          President

March 29, 2004

                                            SEMI-ANNUAL REPORT TO SHAREHOLDERS 3

STATEMENT OF NET ASSETS

LEGG MASON CASH RESERVE TRUST
February 29, 2004 (Unaudited)
(Amounts in Thousands)

                                   Rate           Maturity Date        Par        Value
------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 3.6%
  Abbey National First
    Capital                       8.20%              10/15/04        $  5,500   $    5,729(A)
  Abbey National Treasury
    Services plc                  1.075%             11/19/04          10,592       10,591(A)
  Abbott Laboratories             5.125%              7/1/04           11,690       11,842
  Bank One NA Illinois            1.17%              3/14/05           10,000       10,007(B)
  Caterpillar Financial
    Services Corporation          1.305%              4/2/04            9,000        9,002(B)
  Fleet Boston Corporation        8.00%              9/15/04            7,960        8,247
  Wal-Mart Stores, Inc.           6.55%              8/10/04           10,000       10,234
  Wells Fargo & Company           1.23%              10/1/04            3,150        3,152(B)
  Wells Fargo Financial
    Inc.                          6.625%             7/15/04           10,750       10,966
                                                                                ----------
Total Corporate and Other
  Bonds
  (Identified
  Cost -- $79,770)                                                                  79,770
------------------------------------------------------------------------------------------
Asset-Backed Securities(C) -- 0.6%
  CarMax Auto Owner Trust
    2003-2                        1.13%              11/15/04           5,254        5,254
  Regions Auto Receivable
    Trust 2003-2                  1.164%             11/15/04           7,943        7,943
                                                                                ----------
Total Asset-Backed
  Securities
  (Identified
  Cost -- $13,197)                                                                  13,197
------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 75.9%
  Fannie Mae                   0.896% to 3%     3/4/04 to 2/14/05     710,689      710,590
  Federal Farm Credit Bank    0.93% to 1.1%     3/4/04 to 5/17/04      50,800       50,705
  Federal Home Loan Bank     0.836% to 3.375%   3/3/04 to 6/15/04     546,535      546,606
  Freddie Mac                   0.9% to 5%       3/9/04 to 2/8/05     291,565      291,758
  Inter-American
    Development Bank              0.912%             3/15/04           50,000       49,981
  Sallie Mae                      1.007%        3/15/04 to 5/20/04     41,000       41,000
                                                                                ----------
Total U.S. Government and
  Agency Obligations
  (Identified
  Cost -- $1,690,640)                                                            1,690,640
------------------------------------------------------------------------------------------
Certificates of Deposit -- 1.1%
  Danske Corporation              1.017%             4/14/04           13,300       13,283(A)
  Royal Bank of Scotland          1.017%             4/15/04           12,000       11,985(A)
                                                                                ----------
Total Certificates of
  Deposit
  (Identified
  Cost -- $25,268)                                                                  25,268
------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT TO SHAREHOLDERS 4


                                   Rate           Maturity Date        Par        Value
------------------------------------------------------------------------------------------
Commercial Paper -- 5.2%
  Australia and New Zealand
    Banking Group Limited         0.979%             4/15/04         $ 11,310   $   11,296(A)
  Bank of Ireland                 0.987%             4/20/04           13,000       12,981(A)
  BNP Paribas Finance             0.982%             3/24/04           21,500       21,486(A)
  Citigroup Global Markets        0.995%              3/2/04           11,500       11,500
  Credit Lyonnais North
    America, Inc.                 1.00%               4/6/04           12,000       11,988(A)
  Credit Suisse First
    Boston                        1.019%             4/29/04            3,000        2,995
  ING (US) Funding LLC            1.013%             4/23/04           12,000       11,982(A)
  National Australia
    Funding Delaware
    Incorporated                  0.99%              3/18/04           12,000       11,994
  Quebec Province                 1.067%              7/6/04           20,000       19,925(A)
                                                                                ----------
Total Commercial Paper
  (Identified
  Cost -- $116,147)                                                                116,147
------------------------------------------------------------------------------------------
Medium-Term Notes -- 4.0%
  American Honda Finance
    Corporation                   1.118%             9/16/04           17,150       17,150(D)
  Bank of America
    Corporation                   1.38%               5/3/04           10,000       10,005(B)
  CIT Group Inc.                  1.253%             12/1/04           13,000       13,000(B)
  Credit Suisse First
    Boston                        1.42%               9/7/04           10,000       10,016(B)
  General Electric Capital
    Corporation                   1.22%              4/22/04           12,250       12,253(B)
  Wal Mart Stores, Inc.           1.127%             2/22/05            2,850        2,851(B)
  National Rural Utilities
    Cooperative Finance
    Corporation                   2.12%              4/26/04           12,306       12,324(B)
  VW Credit Inc.                  1.30%              12/20/04          11,000       11,010(B,D)
                                                                                ----------
Total Medium-Term Notes
  (Identified
  Cost -- $88,609)                                                                  88,609
------------------------------------------------------------------------------------------

                                            SEMI-ANNUAL REPORT TO SHAREHOLDERS 5


                                                                       Par        Value
------------------------------------------------------------------------------------------
Medium-Term Notes -- Continued

Repurchase Agreements -- 7.5%
  Lehman Brothers, Inc.
    1.01%, dated 2/27/04, to be repurchased at $38,200 on 3/1/04
    (Collateral: $9,800 Fannie Mae stepped coupon bonds, 1.85% to
    3.4%, due 8/17/06 to 11/19/18, value $9,951; $22,259 Agency for International Development zero coupon bonds, due 11/15/07 to 8/15/18, value $14,972; $5,175 Agency for International
    Development bonds, 5.5%, due 9/18/23, value $5,624; $5,000
    Freddie Mac stepped coupon bonds, 2%, due 4/21/06, value
    $5,069; $3,250 Fannie Mae notes, 3%, due 2/17/09, value
    $3,297)                                                          $ 38,197   $   38,197
  Merrill Lynch Government Securities, Inc.
    1.01%, dated 2/27/04, to be repurchased at $127,850 on 3/1/04
    (Collateral: $130,395 Federal Home Loan Bank bonds, 1.5%, due
    8/26/05, value $130,417)                                          127,839      127,839
                                                                                ----------
Total Repurchase Agreements
  (Identified
  Cost -- $166,036)                                                                166,036
------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 97.9%                          2,179,667
Other Assets Less Liabilities -- 2.1%                                               46,741
                                                                                ----------
NET ASSETS APPLICABLE TO 2,226,400 SHARES OUTSTANDING -- 100.0%                 $2,226,408
                                                                                ==========
NET ASSET VALUE PER SHARE                                                            $1.00
                                                                                ==========
------------------------------------------------------------------------------------------

(A) Yankee Bond or Certificate of Deposit -- A dollar-denominated bond or certificate of deposit issued in the U.S. by foreign entities.

(B) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of February 29, 2004.

(C) Asset-backed securities -- A security secured by a pool of assets such as property, mortgages or receivables.

(D) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.26% of net assets.

See notes to financial statements.

6 SEMI-ANNUAL REPORT TO SHAREHOLDERS


STATEMENT OF OPERATIONS

LEGG MASON CASH RESERVE TRUST
For the Six Months Ended February 29, 2004
(Amounts in Thousands) (Unaudited)

---------------------------------------------------------------------------
Investment Income:
  Interest                                                         $12,512
Expenses:
  Management fee                                        $5,165
  Distribution fee                                       1,704(A)
  Audit and legal fees                                      46
  Custodian fee                                            207
  Registration fees                                         39
  Reports to shareholders                                   51
  Transfer agent and shareholder servicing expense         919
  Trustees' fees and expenses                               24
  Other expenses                                            32
                                                        ------
                                                         8,187
      Less fees waived                                    (568)
                                                        ------
      Total expenses                                                 7,619
                                                                   -------
NET INVESTMENT INCOME                                                4,893
NET REALIZED GAIN/(LOSS) ON INVESTMENTS                                  8
---------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 4,901
---------------------------------------------------------------------------

(A) See Note 3 in the notes to financial statements.

See notes to financial statements.

                                            SEMI-ANNUAL REPORT TO SHAREHOLDERS 7


STATEMENT OF CHANGES IN NET ASSETS

LEGG MASON CASH RESERVE TRUST
(Amounts in Thousands)

                                              For the                For the
                                         Six Months Ended          Year Ended
                                         February 29, 2004       August 31, 2003
--------------------------------------------------------------------------------
                                            (Unaudited)
Change in Net Assets:
  Net investment income                     $    4,893             $   15,965
  Net realized gain/(loss) on
    investments                                      8                    (18)
--------------------------------------------------------------------------------
  Change in net assets resulting from
    operations                                   4,901                 15,947
  Distributions to shareholders from
    net investment income                       (5,124)               (16,227)
  Change in net assets from Trust share
    transactions                              (104,580)              (107,338)
--------------------------------------------------------------------------------
  Change in net assets                        (104,803)              (107,618)
Net Assets:
  Beginning of period                        2,331,211              2,438,829
--------------------------------------------------------------------------------
  End of period                             $2,226,408             $2,331,211
--------------------------------------------------------------------------------

See notes to financial statements.

8 SEMI-ANNUAL REPORT TO SHAREHOLDERS


FINANCIAL HIGHLIGHTS

LEGG MASON CASH RESERVE TRUST

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                          Years Ended August 31,
                        Six Months Ended   --------------------------------------------------
                       February 29, 2004   2003       2002       2001       2000      1999
---------------------------------------------------------------------------------------------
                         (Unaudited)
Net asset value,
  beginning of period     $1.00              $1.00      $1.00      $1.00     $1.00    $1.00
                        ---------------------------------------------------------------------
Net investment income      .002(A)             .01(A)   .02(A)     .05(A)    .05(A)   .04(A)
Distributions from net
  investment income       (.002)              (.01)      (.02)      (.0  5)   (.05)    (.04)
                        ---------------------------------------------------------------------
Net asset value, end
  of period               $1.00              $1.00      $1.00      $1.00      $1.00    $1.00
                        ---------------------------------------------------------------------
Ratios/supplemental
  data:
  Total return            .45%(B)            .69%       1.56%      4.89%      5.36%     4.46%
  Expenses to average
    net assets            .67%(A,B)          .70%(A)    .69%(A)   .67%(A)    .68%(A)  .75%(A)
  Net investment
    income to average
    net assets            .43%(A,B)          .68%(A)    1.55%(A)  4.74%(A)  5.25%(A) 4.37%(A)
Net assets, end of
  period (in millions)    $2,226             $2,331     $2,439     $2,291    $1,950   $1,777
---------------------------------------------------------------------------------------------

(A) Net of 12b-1 service fees waived by Legg Mason Wood Walker, Inc. of 0.05% of average daily net assets. If no fees had been waived by Legg Mason, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended February 29, 2004: 0.72%; for the years ended August 31, 2003: 0.75%; 2002: 0.74%; 2001: 0.72%; 2000: 0.73%; and
    1999: 0.80%.

(B) Annualized.

See notes to financial statements.

                                            SEMI-ANNUAL REPORT TO SHAREHOLDERS 9


NOTES TO FINANCIAL STATEMENTS

LEGG MASON CASH RESERVE TRUST

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

  The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation

  In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost, so long as the Trust's Board of Trustees determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Investment Income and Dividends to Shareholders

  Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At February 29, 2004, dividends payable of $317 were accrued.

Federal Income Taxes

  No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

10 SEMI-ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON CASH RESERVE TRUST -- CONTINUED



  For the six-month period ended February 29, 2004, the Trust realized net gains of $8, which the Trust intends to offset against available capital loss carryforwards for federal income tax purposes as determined at the end of the fiscal year. As of August 31, 2003, the Trust had a capital loss carryforward of $18, which expires in 2011.

2. Repurchase Agreements:

  The Trust may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Trust's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets to 0.40% of average daily net assets in excess of $2 billion. Management fees of $812 were payable to LMFA at February 29, 2004.

  Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA (not the Trust) pays the Adviser a fee at an annual rate equal to 30% of the management fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed to waive 0.05% of the fee indefinitely. Distribution and service fees of $175 were payable to Legg Mason at February 29, 2004.

                                           SEMI-ANNUAL REPORT TO SHAREHOLDERS 11


  LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Trust's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $356 for the six months ended February 29, 2004.

  The Adviser, LMFA, Legg Mason and LMFS are wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:

  The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 29, 2004, net assets consisted of paid-in capital of $2,226,400 and accumulated net realized gain of $8. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                    Six Months
                                       Ended                      Year Ended
                                      2/29/04                       8/31/03
-----------------------------------------------------------------------------
Sold                                $ 3,231,510                   $ 5,554,405
Reinvested                                5,042                        16,524
Repurchased                          (3,341,132)                   (5,678,267)
                                    -----------                   -----------
Net Change                          $  (104,580)                  $  (107,338)
                                    ===========                   ===========

NOTES

                                                                FUND INFORMATION

Investment Manager

   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Adviser

   Western Asset Management Company
   Pasadena, CA

Board of Trustees

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Erin K. Morris, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services
   Braintree, MA

Custodian

   State Street Bank & Trust Company
   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP
   Washington, DC

Independent Auditors

   Ernst & Young LLP
   Philadelphia, PA

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.


This report is not to be distributed unless preceded or accompanied by a prospectus.


    LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders     For FI and I Class
    800-822-5544                       Shareholders
    www.leggmasonfunds.com             888-425-6432
                                       www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-018                                                  [LEGG MASON FUNDS LOGO]

Item 2 - Code of Ethics for the Principal Executive Officer and Principal Financial Officer

         Not applicable for semi-annual reports.

Item 3 - Audit Committee Financial Expert

         Not applicable for semi-annual reports.

Item 4 - Principal Accounting Fees and Services

         Not applicable for semi-annual reports.

Item 5 - Audit Committee of Listed Registrants

         Not applicable.

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures

                  Not applicable.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

          Not applicable.

Item 9 - Submission of Matters to a Vote of Security Holders

         The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Trust Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Trust Secretary.

Item 10 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting during the registrant's last half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 - Exhibits
    (a) File the exhibits listed below as part of this Form.
    (a)(1) Not applicable for semi-annual reports.

    (a)(2) (Attached)

    (b)  (Attached)



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Cash Reserve Trust


By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Cash Reserve Trust

Date:     4/21/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President, Legg Mason Cash Reserve Trust

Date:   4/21/04


By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer, Legg Mason Cash Reserve Trust

Date:   4/21/04